Money Market Obligations Trust
Federated Prime Cash Obligations Fund
A Portfolio of Money Market Obligations Trust
CAPITAL SHARES (TICKER PCCXX)
WEALTH SHARES (TICKER PCOXX)
SERVICE SHARES (TICKER PRCXX)

SUPPLEMENT TO Current SUMMARY PROSPECTUSES and PROSPECTUSES
1. Under the Prospectus Summary section “What are the Main Risks of Investing in the Fund?,” replace the first five paragraphs with the following:
“On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as “retail” money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.”
The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.

2. Under the Prospectus Summary section “What are the Main Risks of Investing in the Fund?,” replace “Regulatory Reform Risk” with the following:
“Fees & Gates Risk. The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.

3. Under the Prospectus Summary section “What are the Main Risks of Investing in the Fund?,” replace the final paragraph with:
“You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.”
4. Under the Prospectus Summary section “Purchase and Sale of Fund Shares,” add the following as the final paragraph:
“The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. At such time, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts must redeem their investment in the Fund before October 1, 2016. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account resulting from an involuntary redemption.”

5. Under the Prospectus section “What are the Specific Risks of Investing in the Fund?,” replace “Regulatory Reform Risk” with the following:
FEES & GATES RISK
“The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.”

6. Under the Prospectus section “How to Purchase Shares,” add the following as the final paragraphs:
“The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. At such time, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Examples of Eligible Accounts include accounts owned by individuals who have been issued a social security number, individuals holding accounts through omnibus accounts and natural persons investing through tax-advantage accounts and trusts. Accounts that are not Eligible Accounts must redeem their investment in the Fund before October 1, 2016. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account resulting from an involuntary redemption.
The Fund has adopted policies and procedures such that the Fund will be able beginning October 1, 2016: (a) to limit the beneficial owners of shares to natural persons; and (b) beginning October 14, 2016, to allow the Fund to impose liquidity fees and temporarily suspend redemptions.”

7. Under the Prospectus section “How to Redeem and Exchange Shares,” add:
“CERTAIN SPECIAL LIMITATIONS AFFECTING REDEMPTIONS
The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. All liquidity fees payable by shareholders of the Fund would be payable to the Fund and could offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee.

All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service (IRS), the Fund will re-visit the applicable tax treatment of liquidity fees when they are received.
In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.
If the Fund's weekly liquid assets fall below 10% of its assets on a business day, the Fund may cease honoring redemptions and liquidate at the discretion of the Board, including a majority of the independent Trustees. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Involuntary Redemptions
The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. At such time, only Eligible Accounts may be invested in the Fund. Accounts that are not Eligible Accounts must redeem their investment in the Fund before October 1, 2016. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account resulting from an involuntary redemption.”
March 29, 2016

Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453095 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Federated Capital Reserves Fund
A Portfolio of Money Market Obligations Trust
(TICKER FRFXX)

SUPPLEMENT TO Current SUMMARY PROSPECTUS and PROSPECTUS
1. Under the Prospectus Summary section “What are the Main Risks of Investing in the Fund?,” replace the first five paragraphs with:
“On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as “retail” money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.”
The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.

2. Under the Prospectus Summary section “What are the Main Risks of Investing in the Fund?,” replace “Regulatory Reform Risk” with the following:
“Fees & Gates Risk. The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.”

3. Under the Prospectus Summary section “What are the Main Risks of Investing in the Fund?,” replace the final paragraph with:
“You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.”
4. Under the Prospectus Summary section “Purchase and Sale of Fund Shares,” add the following as the final paragraph:
“The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. At such time, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts must redeem their investment in the Fund before October 1, 2016. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account resulting from an involuntary redemption.”

5. Under the Prospectus section “What are the Specific Risks of Investing in the Fund?,” replace “Regulatory Reform Risk” with the following:
FEES & GATES RISK
“The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90 day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.”

6. Under the Prospectus section “How to Purchase Shares,” add the following as the final paragraphs:
“The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. At such time, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Examples of Eligible Accounts include accounts owned by individuals who have been issued a social security number, individuals holding accounts through omnibus accounts and natural persons investing through tax-advantage accounts and trusts. Accounts that are not Eligible Accounts must redeem their investment in the Fund before October 1, 2016. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account resulting from an involuntary redemption.
The Fund has adopted policies and procedures such that the Fund will be able: beginning October 1, 2016 (a) to limit the beneficial owners of shares to natural persons; and (b) beginning October 14, 2016, to allow the Fund to impose liquidity fees and temporarily suspend redemptions.”

7. Under the Prospectus section “How to Redeem and Exchange Shares,” add:
“CERTAIN SPECIAL LIMITATIONS AFFECTING REDEMPTIONS
The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. All liquidity fees payable by shareholders of the Fund would be payable to the Fund and could offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee.

All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service (IRS), the Fund will re-visit the applicable tax treatment of liquidity fees when they are received.
In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.
If the Fund's weekly liquid assets fall below 10% of its assets on a business day, the Fund may cease honoring redemptions and liquidate at the discretion of the Board, including a majority of the independent Trustees. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Involuntary Redemptions
The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. At such time, only Eligible Accounts may be invested in the Fund. Accounts that are not Eligible Accounts must redeem their investment in the Fund before October 1, 2016. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account resulting from an involuntary redemption.”
March 29, 2016

Federated Capital Reserves Fund
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453096 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Money Market Obligations Trust
Federated Money Market Management
CAPITAL SHARES (TICKER MMLXX)
EAGLE SHARES (TICKER MMMXX)
INSTITUTIONAL SHARES (TICKER MMPXX)
SERVICE SHARES (TICKER MMPSX)
Federated Prime Obligations Fund
AUTOMATED SHARES (TICKER PBAXX)
CAPITAL SHARES (TICKER POPXX)
INSTITUTIONAL SHARES (TICKER POIXX)
SERVICE SHARES (TICKER PRSXX)
TRUST SHARES (TICKER POLXX)
Federated Prime Value Obligations Fund
CAPITAL SHARES (TICKER PVCXX)
INSTITUTIONAL SHARES (TICKER PVOXX)
SERVICE SHARES (TICKER PVSXX)

SUPPLEMENT TO Current SUMMARY PROSPECTUSES and PROSPECTUSES
1. Effective March 31, 2016, the Funds will change their names as follows:
Federated Money Market Management will change to: Federated Institutional Money Market Management
Federated Prime Obligations Fund will change to: Federated Institutional Prime Obligations Fund
Federated Prime Value Obligations Fund will change to: Federated Institutional Prime Value Obligations Fund
2. Under the Prospectus Summary section “What are the Main Risks of Investing in the Fund?,” add the following as the first paragraph:
On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, by October 14, 2016, money market funds that are designated as “institutional” money market funds will be required to utilize current market-based prices (except as otherwise permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with SEC guidance) to value their portfolio securities and transact at a floating net asset value (NAV) that uses four-decimal-place precision ($1.0000) rather than utilize amortized cost accounting and transact at a stable $1.00 net asset value as they do today. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemptions gates are in the best interest of the Fund.

The Fund is expected to operate as an institutional money market fund and will be required to transact at a floating NAV. It is currently anticipated that such transition will occur on or prior to October 14, 2016. Until such time, it is currently expected that the Fund will continue to utilize amortized cost accounting and transact at a stable $1.00 NAV as it does today.
As an institutional money market fund, the Fund will not be limited to institutional investors, but will continue to be available to retail investors as well.
These determinations, actions, and anticipated timing of such actions are preliminary and remain subject to formal Board determinations and future changes. Shareholders will be given notice of further developments, as appropriate.
3. Under the Prospectus Summary section “What are the Main Risks of Investing in the Fund?,” replace “Regulatory Reform Risk” with:
Fees & Gates Risk. The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
4. Under the Prospectus section “What are the Specific Risks of Investing in the Fund?,” replace “Regulatory Reform Risk” with:
FEES & GATES RISK
The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.

5. Under the Prospectus section “How to Redeem and Exchange Shares,” add:
CERTAIN SPECIAL LIMITATIONS AFFECTING REDEMPTIONS
The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. All liquidity fees payable by shareholders of the Fund would be payable to the Fund and could offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service (IRS), the Fund will re-visit the applicable tax treatment of liquidity fees when they are received.

In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.
If the Fund's weekly liquid assets fall below 10% of its assets on a business day, the Fund may cease honoring redemptions and liquidate at the discretion of the Board, including a majority of the independent Trustees. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
March 29, 2016
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453054 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Money Market Obligations Trust
Federated Tax-Free Obligations Fund
WEALTH SHARES (TICKER TBIXX)
SERVICE SHARES (TICKER TBSXX)
Federated Municipal Trust
(TICKER MUTXX)
Federated Municipal Obligations Fund
WEALTH SHARES (TICKER MOFXX)
SERVICE SHARES (TICKER MOSXX)
CAPITAL SHARES (TICKER MFCXX)

SUPPLEMENT TO Current SUMMARY PROSPECTUSES and PROSPECTUSES
1. Under the Prospectus Summary section “What are the Fund's Main Investment Strategies?,” add:
“In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund's assets uninvested, or may invest in securities subject to state and/or federal income tax.”
2. Under the Prospectus Summary section “What are the Main Risks of Investing in the Fund?,” replace the first five paragraphs with:
“On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as “retail” money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.”
The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.

3. Under the Prospectus Summary section “What are the Main Risks of Investing in the Fund?,” replace “Regulatory Reform Risk” with:
“Fees & Gates Risk. The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.”
4. Under the Prospectus Summary section “What are the Main Risks of Investing in the Fund?,” replace the final paragraph with:
“You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.”

5. Under the Prospectus Summary section “Purchase and Sale of Fund Shares,” add the following as the final paragraph:
“The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. At such time, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts must redeem their investment in the Fund before October 1, 2016. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account resulting from an involuntary redemption.”
6. Under the Prospectus section “What are the Fund's Investment Strategies?,” add:
“In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund's assets uninvested, or may invest in securities subject to state and/or federal income tax.”

7. Under the Prospectus section “What are the Specific Risks of Investing in the Fund?,” replace “Regulatory Reform Risk” with:
“FEES & GATES RISK
The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.”
8. Under the Prospectus section “How to Purchase Shares,” add the following as the final paragraphs:
“The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. At such time, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Examples of Eligible Accounts include accounts owned by individuals who have been issued a social security number, individuals holding accounts through omnibus accounts and natural persons investing through tax-advantage accounts and trusts. Accounts that are not Eligible Accounts must redeem their investment in the Fund before October 1, 2016. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account resulting from an involuntary redemption.
The Fund has adopted policies and procedures such that the Fund will be able: (a) beginning October 1, 2016, to limit the beneficial owners of shares to natural persons; and (b) beginning October 14, 2016, to allow the Fund to impose liquidity fees and temporarily suspend redemptions.”

9. Under the Prospectus section “How to Redeem and Exchange Shares,” add:
“CERTAIN SPECIAL LIMITATIONS AFFECTING REDEMPTIONS
The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. All liquidity fees payable by shareholders of the Fund would be payable to the Fund and could offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.

A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service (IRS), the Fund will re-visit the applicable tax treatment of liquidity fees when they are received.
In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.

If the Fund's weekly liquid assets fall below 10% of its assets on a business day, the Fund may cease honoring redemptions and liquidate at the discretion of the Board, including a majority of the independent Trustees. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Involuntary Redemptions
The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. At such time, only Eligible Accounts may be invested in the Fund. Accounts that are not Eligible Accounts must redeem their investment in the Fund before October 1, 2016. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account resulting from an involuntary redemption.”
March 29, 2016

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453088 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Money Market Obligations Trust
Federated Tax-Free Obligations Fund
WEALTH SHARES (TICKER TBIXX)
Federated Municipal Obligations Fund
WEALTH SHARES (TICKER MOFXX)

SUPPLEMENT TO Current SUMMARY PROSPECTUSES and PROSPECTUSES
1. Under the Prospectus Summary section “What are the Fund's Main Investment Strategies?,” add:
“In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund's assets uninvested, or may invest in securities subject to state and/or federal income tax.”
2. Under the Prospectus Summary section “What are the Main Risks of Investing in the Fund?,” replace the first five paragraphs with:
“On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as “retail” money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.”
The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.

3. Under the Prospectus Summary section “What are the Main Risks of Investing in the Fund?,” replace “Regulatory Reform Risk” with:
“Fees & Gates Risk. The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.”
4. Under the Prospectus Summary section “What are the Main Risks of Investing in the Fund?,” replace the final paragraph with:
“You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.”

5. Under the Prospectus Summary section “Purchase and Sale of Fund Shares,” add the following as the final paragraph:
“The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. At such time, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts must redeem their investment in the Fund before October 1, 2016. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account resulting from an involuntary redemption.”
6. Under the Prospectus section “What are the Fund's Investment Strategies?,” add:
“In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund's assets uninvested, or may invest in securities subject to state and/or federal income tax.”

7. Under the Prospectus section “What are the Specific Risks of Investing in the Fund?,” replace “Regulatory Reform Risk” with:
“FEES & GATES RISK
The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.”
8. Under the Prospectus section “How to Purchase Shares,” add the following as the final paragraphs:
“The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. At such time, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Examples of Eligible Accounts include accounts owned by individuals who have been issued a social security number, individuals holding accounts through omnibus accounts and natural persons investing through tax-advantage accounts and trusts. Accounts that are not Eligible Accounts must redeem their investment in the Fund before October 1, 2016. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account resulting from an involuntary redemption.
The Fund has adopted policies and procedures such that the Fund will be able: (a) beginning October 1, 2016, to limit the beneficial owners of shares to natural persons; and (b) beginning October 14, 2016, to allow the Fund to impose liquidity fees and temporarily suspend redemptions.”

9. Under the Prospectus section “How to Redeem and Exchange Shares,” add:
“CERTAIN SPECIAL LIMITATIONS AFFECTING REDEMPTIONS
The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. All liquidity fees payable by shareholders of the Fund would be payable to the Fund and could offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.

A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service (IRS), the Fund will re-visit the applicable tax treatment of liquidity fees when they are received.
In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.

If the Fund's weekly liquid assets fall below 10% of its assets on a business day, the Fund may cease honoring redemptions and liquidate at the discretion of the Board, including a majority of the independent Trustees. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Involuntary Redemptions
The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. At such time, only Eligible Accounts may be invested in the Fund. Accounts that are not Eligible Accounts must redeem their investment in the Fund before October 1, 2016. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account resulting from an involuntary redemption.”
March 29, 2016

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453090 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Money Market Obligations Trust
Federated Government Obligations Fund
CAPITAL SHARES (TICKER GOCXX)
INSTITUTIONAL SHARES (TICKER GOIXX)
PREMIER SHARES (TICKER GOFXX)
SERVICE SHARES (TICKER GOSXX)
TRUST SHARES (TICKER GORXX)
CLASS R SHARES (TICKER GRTXX)
Federated Government Obligations Tax-Managed Fund
INSTITUTIONAL SHARES (TICKER GOTXX)
SERVICE SHARES (TICKER GTSXX)

SUPPLEMENT TO Current SUMMARY PROSPECTUSES, PROSPECTUSES and STATEMENTS OF ADDITIONAL INFORMATION
1. In the Summary Prospectus section “What are the Fund's Main Investment Strategies?,” delete the fourth and seventh paragraphs and replace them with:
“Under normal conditions, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.”
2. In the Prospectus section “What are the Fund's Investment Strategies?,” delete the sixth and ninth paragraphs and replace them with:
“Under normal conditions, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.”
3. In the Statement of Additional Information section “Investment Objective (and Policies) and Investment Limitations,” delete the section “Additional Non-Fundamental Policy” and replace it with:
“Non-Fundamental Names Rule Policy
Under normal conditions, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.”
March 29, 2016

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453084 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Federated Government Reserves Fund
A Portfolio of Money Market Obligations Trust
CLASS P SHARES (TICKER GRFXX)

SUPPLEMENT TO Current SUMMARY PROSPECTUS, PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION
1. In the Summary Prospectus section “What are the Fund's Main Investment Strategies?,” delete the fourth and seventh paragraphs and replace them with:
“Under normal conditions, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.”
2. In the Prospectus section “What are the Fund's Investment Strategies?,” delete the sixth and ninth paragraphs and replace them with:
“Under normal conditions, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.”
3. In the Statement of Additional Information section “Investment Objective (and Policies) and Investment Limitations,” delete the section “Additional Non-Fundamental Policy” and replace it with:
“Non-Fundamental Names Rule Policy
Under normal conditions, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.”
March 29, 2016
Federated Government Reserves Fund
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453081 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Federated Government Obligations
Tax-Managed Fund
A Portfolio of Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER GOTXX)

SUPPLEMENT TO Current SUMMARY PROSPECTUSES, PROSPECTUSES and STATEMENT OF ADDITIONAL INFORMATION
1. In the Summary Prospectus section “What are the Fund's Main Investment Strategies?,” delete the fourth and seventh paragraphs and replace them with:
“Under normal conditions, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.”
2. In the Prospectus section “What are the Fund's Investment Strategies?,” delete the sixth and ninth paragraphs and replace them with:
“Under normal conditions, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.”
3. In the Statement of Additional Information section “Investment Objective (and Policies) and Investment Limitations,” delete the section “Additional Non-Fundamental Policy” and replace it with:
“Non-Fundamental Names Rule Policy
Under normal conditions, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.”
March 29, 2016

Federated Government Obligations Tax-Managed Fund
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453085 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Money Market Obligations Trust
Federated Capital Reserves Fund
(TICKER FRFXX)
Federated Prime Cash Obligations Fund
CAPITAL SHARES (TICKER PCCXX)
WEALTH SHARES (TICKER PCOXX)
SERVICE SHARES (TICKER PRCXX)

SUPPLEMENT TO Current STATEMENTS OF ADDITIONAL INFORMATION
1. Under the Statement of Additional Information section “Regulatory Compliance,” replace the existing disclosure with:
“REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, changes or removes a liquidity fee or a temporary redemption gate, the Fund will notify shareholders in the same manner as described above.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption.
Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service, the Fund will re-visit the applicable treatment of liquidity fees when they are received.
If the Fund's weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.”

2. For Federated Prime Cash Obligations Fund only, please revise the introductory sentence to Appendix B as follows:
“Appendix B
The following persons or entities requested and received uncertified and unaudited lists of the Fund's daily portfolio holdings during the calendar quarter ended December 31, 2015.”
March 29, 2016

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453097 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Money Market Obligations Trust
Federated Money Market Management
CAPITAL SHARES (TICKER MMLXX)
EAGLE SHARES (TICKER MMMXX)
INSTITUTIONAL SHARES (TICKER MMPXX)
SERVICE SHARES (TICKER MMPSX)
Federated Prime Obligations Fund
AUTOMATED SHARES (TICKER PBAXX)
CAPITAL SHARES (TICKER POPXX)
INSTITUTIONAL SHARES (TICKER POIXX)
SERVICE SHARES (TICKER PRSXX)
TRUST SHARES (TICKER POLXX)
Federated Prime Value Obligations Fund
CAPITAL SHARES (TICKER PVCXX)
INSTITUTIONAL SHARES (TICKER PVOXX)
SERVICE SHARES (TICKER PVSXX)

SUPPLEMENT TO Current STATEMENTS OF ADDITIONAL INFORMATION
1. Effective March 31, 2016, the Funds will change their names as follows:
Federated Money Market Management will change to: Federated Institutional Money Market Management
Federated Prime Obligations Fund will change to: Federated Institutional Prime Obligations Fund
Federated Prime Value Obligations Fund will change to: Federated Institutional Prime Value Obligations Fund
2. Under the Statement of Additional Information section “Regulatory Compliance,” replace the existing disclosure with:
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations,as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the “Rule”),which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, changes or removes a liquidity fee or a temporary redemption gate, the Fund will notify shareholders in the same manner as described above.

All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service, the Fund will re-visit the applicable treatment of liquidity fees when they are received.
If the Fund's weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
3. For Federated Prime Obligations Fund and Federated Prime Value Obligations Fund only, please revise the introductory sentence to Appendix B as follows:
“APPENDIX B
The following persons or entities requested and received uncertified and unaudited lists of the Fund's daily portfolio holdings during the calendar quarter ended December 31, 2015.”
March 29, 2016

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453093 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Money Market Obligations Trust
Federated Tax-Free Obligations Fund
WEALTH SHARES (TICKER TBIXX)
SERVICE SHARES (TICKER TBSXX)
Federated Municipal Trust
(TICKER MUTXX)
Federated Municipal Obligations Fund
WEALTH SHARES (TICKER MOFXX)
SERVICE SHARES (TICKER MOSXX)
CAPITAL SHARES (TICKER MFCXX)

SUPPLEMENT TO Current STATEMENTS OF ADDITIONAL INFORMATION
Under the Statement of Additional Information section “Regulatory Compliance,” replace the existing disclosure with:
“REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, changes or removes a liquidity fee or a temporary redemption gate, the Fund will notify shareholders in the same manner as described above.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption.

Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service, the Fund will re-visit the applicable treatment of liquidity fees when they are received.
If the Fund's weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.”
March 29, 2016

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453091 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Money Market Obligations Trust
Federated Tax-Free Obligations Fund
WEALTH SHARES (TICKER TBIXX)
Federated Municipal Obligations Fund
WEALTH SHARES (TICKER MOFXX)

SUPPLEMENT TO Current STATEMENTS OF ADDITIONAL INFORMATION
Under the Statement of Additional Information section “Regulatory Compliance,” replace the existing disclosure with:
“REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, changes or removes a liquidity fee or a temporary redemption gate, the Fund will notify shareholders in the same manner as described above.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption.

Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service, the Fund will re-visit the applicable treatment of liquidity fees when they are received.
If the Fund's weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.”
March 29, 2016

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453089 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.